Fair value measurement (Details) - Recurring - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents:
Money market funds	€ 65,111
Short-term investments:
Term deposits	9,448
Total	74,559	€ 0
Level 1
Cash equivalents:
Money market funds	65,111
Short-term investments:
Term deposits	0
Total	65,111
Level 2
Cash equivalents:
Money market funds	0
Short-term investments:
Term deposits	9,448
Total	€ 9,448